Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Billions
	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 696.6	¥ 554.3
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	15.5	17.4
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(10.9)	(10.2)
Gains on reversal of reserves for possible losses on loans, and others	25.6	(0.7)
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	39.0	16.2
Net extraordinary gains (losses)	44.0	22.2
Others	(18.8)	(2.9)
Income before income tax expense under Japanese GAAP	791.1	596.3
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	(9.0)	76.0
Investments	(57.5)	(28.1)
Loans	5.5	5.0
Allowances for credit losses	5.4	(3.3)
Premises and equipment	(20.8)	(25.6)
Land revaluation	36.5	3.2
Business combinations	3.9	2.0
Pension liabilities	(17.8)	(21.5)
Consolidation of variable interest entities	29.8	44.8
Foreign currency translation	10.7	(58.3)
Others	(1.2)	0.4
Income before income tax expense under U.S. GAAP	¥ 776.6	¥ 590.8